Shareholder Fees (Vanguard Intermediate-Term Government Bond Index Fund ETF)	Vanguard Intermediate-Term Government Bond Index F Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0